Cover	Oct. 14, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	001-42995
Entity Registrant Name	SILVIA, INC.
Entity Central Index Key	0002076163
Entity Tax Identification Number	39-2767031
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Lexington Avenue
Entity Address, Address Line Two	Floor 2
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(305)
Local Phone Number	938-0912
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SVIA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	SVIAW
Security Exchange Name	NASDAQ